Balance Sheet Components (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Other receivables	$ 24,795	$ 100,036	$ 25,079
Prepaid expenses	710,340	206,377	205,784
Prepaid legal expenses	5,798	59,903	18,182
Prepaid expenses and other assets	$ 740,933	$ 366,316	$ 249,045